CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 11,162	$ 27,194	$ 20,197	$ 11,700	$ 17,498	$ 17,063
Accounts receivable, less allowances	136,553	115,052		109,515
Inventories:
Raw materials	51,626	39,952		41,909
Work in process	25,205	20,931		24,286
Finished goods	45,879	39,409		38,610
Total inventory	122,710	100,292		104,805
Prepaid expenses and other current assets	16,061	15,384		13,272
Deferred income taxes	5,224	5,172		5,675
Total current assets	291,710	263,094		244,967
Property and Equipment, at cost:
Land	3,737	3,737		3,737
Buildings and improvements	38,422	37,941		36,588
Machinery and equipment	299,242	293,275		272,120
Total property and equipment	341,401	334,953		312,445
Less accumulated depreciation	(241,050)	(235,848)		(212,600)
Total property and equipment, net	100,351	99,105		99,845
Other Assets:
Intangible assets, net	90,153	94,356		121,148
Goodwill	392,224	392,455		391,467
Deferred income taxes	2,871	2,981		3,121
Other	28,807	29,859		32,364
Total other assets	514,055	519,651		548,100
Total Assets	906,116	881,850		892,912
Current Liabilities:
Accounts payable	79,582	67,797		50,090
Accrued expenses	79,918	93,918		90,881
Total current liabilities	159,500	161,715		140,971
Deferred income taxes	13,002	10,049		9,865
Other long-term liabilities	60,719	60,644		57,728
Long-term debt	1,016,256	964,384		961,670
Commitments and contingencies
Stockholder’s Deficit:
Preferred stock $0.01 par, 100 shares authorized, none issued and outstanding	0	0		0
Common stock $0.01 par, 100 shares authorized, issued and outstanding	0	0		0
Additional paid-in-capital	311,490	311,034		309,331
Accumulated deficit	(647,747)	(619,640)		(580,585)
Accumulated other comprehensive loss	(7,104)	(6,336)		(6,068)	1,223	324
Total stockholder’s deficit	(343,361)	(314,942)		(277,322)	(173,088)	(313,482)
Total Liabilities and Stockholder's Deficit	$ 906,116	$ 881,850		$ 892,912